FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

FORM 13F Information Table Entry Total:                 3
FORM 13F Information Table Value Total:                          12,619

List of other Included Managers:
No.    13F File #         Name

  1                  Polaris Capital

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